Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020
Revenues
Licensing (Note 3)	$ 93,427	$ 395,740	$ 93,427	$ 773,294
Up-front fees (Note 3)	0	0	0	0
Revenues	93,427	395,740	93,427	773,294
Cost of goods sold	0	0	0	0
Gross margin	93,427	395,740	93,427	773,294
Expenses
Research and development	481,679	635,326	1,029,164	1,583,171
Selling, general and administrative	453,219	548,232	625,265	1,071,463
Depreciation (Note 4)	65,381	102,423	130,763	205,122
Expenses	1,000,279	1,285,981	1,785,192	2,859,756
Loss from operations	(906,852)	(890,241)	(1,691,765)	(2,086,462)
Net foreign exchange (loss) gain	(13,896)	22,066	(77,949)	44,854
Interest income	0	0	0	0
Interest expense	(79,436)	(180,258)	(155,036)	(754,198)
Net loss and comprehensive loss	$ (1,000,184)	$ (1,048,433)	$ (1,924,750)	$ (2,795,806)
Loss per common share, basic and diluted	$ (0.04)	$ (0.04)	$ (0.07)	$ (0.12)
Weighted average number of common shares outstanding, basic and diluted	27,771,392	23,678,105	25,747,239	23,445,792